Prepayments and other receivables	12 Months Ended
Dec. 31, 2018
Prepayments And Other Receivables [Abstract]
Prepayments and other receivables
8.	Prepayments and other receivables

Components of prepayments and other receivables as of December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB

Advances to suppliers	80,647	54,197
Prepaid expenses	45,818	32,985
Deposits	88,587	235,662
Advances to used car dealers	62,843	11,774
Staff advances	57,355	13,038
VAT and other taxes receivables	638,267	596,494
Interest receivable	23,548	64,066
Loans to third parties	51,000	325,057
Other receivables from third parties	-	414,209
Loan recognized as a result of payment under the guarantee	-	29,060
Other receivables from disposal of assets	-	104,357
Others	55,618	158,400

	1,103,683	2,039,299